Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Alger Global Equity Fund
Entity Central Index Key	0001219064
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000127111 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class Z
Trading Symbol	AFGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class Z / AFGZX)	$50	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 20,407,264
Holdings Count | Holding	39	[2]
Investment Company Portfolio Turnover	33.49%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$20,407,264
Total number of portfolio holdings[1]	39
Portfolio turnover rate	33.49%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.3%
Brazil	3.1%
Canada	3.3%
Denmark	3.2%
Germany	3.9%
Italy	2.5%
Japan	7.3%
Netherlands	3.4%
Norway	2.5%
South Korea	6.3%
Spain	2.0%
Taiwan	3.9%
United Kingdom	6.1%
United States	48.1%
Short-Term Investments and Net Other Assets	3.1%
100.0%
†	Based on net assets

C000024981 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class A
Trading Symbol	CHUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class A / CHUSX)	$60	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[3]
Net Assets	$ 20,407,264
Holdings Count | Holding	39	[4]
Investment Company Portfolio Turnover	33.49%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$20,407,264
Total number of portfolio holdings[1]	39
Portfolio turnover rate	33.49%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.3%
Brazil	3.1%
Canada	3.3%
Denmark	3.2%
Germany	3.9%
Italy	2.5%
Japan	7.3%
Netherlands	3.4%
Norway	2.5%
South Korea	6.3%
Spain	2.0%
Taiwan	3.9%
United Kingdom	6.1%
United States	48.1%
Short-Term Investments and Net Other Assets	3.1%
100.0%
†	Based on net assets

C000060632 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class C
Trading Symbol	CHUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class C / CHUCX)	$113	2.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.25%	[5]
Net Assets	$ 20,407,264
Holdings Count | Holding	39	[6]
Investment Company Portfolio Turnover	33.49%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$20,407,264
Total number of portfolio holdings[1]	39
Portfolio turnover rate	33.49%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.3%
Brazil	3.1%
Canada	3.3%
Denmark	3.2%
Germany	3.9%
Italy	2.5%
Japan	7.3%
Netherlands	3.4%
Norway	2.5%
South Korea	6.3%
Spain	2.0%
Taiwan	3.9%
United Kingdom	6.1%
United States	48.1%
Short-Term Investments and Net Other Assets	3.1%
100.0%
†	Based on net assets

C000127110 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class I
Trading Symbol	AFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class I / AFGIX)	$60	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[7]
Net Assets	$ 20,407,264
Holdings Count | Holding	39	[8]
Investment Company Portfolio Turnover	33.49%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$20,407,264
Total number of portfolio holdings[1]	39
Portfolio turnover rate	33.49%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.3%
Brazil	3.1%
Canada	3.3%
Denmark	3.2%
Germany	3.9%
Italy	2.5%
Japan	7.3%
Netherlands	3.4%
Norway	2.5%
South Korea	6.3%
Spain	2.0%
Taiwan	3.9%
United Kingdom	6.1%
United States	48.1%
Short-Term Investments and Net Other Assets	3.1%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Annualized.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Annualized.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Annualized.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.